Putnam Investments
100 Federal Street
Boston, MA 02110

October 17, 2019

VIA EDGAR

Jaea Hahn, Esquire
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund,
Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund,
Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund,
Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund,
Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage Maturity
Fund, series of Putnam RetirementReady Funds (the “Trust”) (Securities Act Reg. No.
333-117134) (Investment Company Act File No. 811-21598)

Post-Effective Amendment No. 29 and Amendment No. 30 to the Trust’s Registration
statement on Form N-1A (the “Amendment”)

Dear Ms. Hahn:

On behalf of the Trust, we are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission.

The Amendment is being filed for the purpose of registering shares of the Trust’s new series designated Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2065 Fund and Putnam Retirement Advantage Maturity Fund (collectively, the “Retirement Advantage Funds”). The other series of the Trust are offered through separate prospectuses and statements of additional information, and no information contained in this Amendment is intended to amend or supersede any prior filing relating to any other series of the Trust.

Each Retirement Advantage Fund will be a fund-of-funds that invests its assets in a number of other Putnam registered open-end investment companies (the “Underlying Funds”). Putnam Investment Management, LLC (“Putnam Management”), investment adviser to the Retirement

Advantage Funds, currently expects the Underlying Funds to include Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Balanced Fund and Putnam Dynamic Asset Allocation Growth Fund (collectively, the “DAA Funds”), which are not series of the Trust. Putnam Management currently intends to register a new share class of each DAA Fund and to have the Retirement Advantage Funds invest in the DAA Funds through that new class. Although this new class would bear the same management fee as the existing classes of the same DAA Fund, Putnam Management would waive the entire management fee for the new class.

Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment become effective seventy-five days after filing.

I may be reached at 1-617-760-0023 to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Peter T. Fariel
Peter T. Fariel
Associate General Counsel
Putnam Investments

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
James Forbes, Esquire, Ropes & Gray LLP